OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other assets [Abstract]
Schedule of other assets
Other assets are comprised of the following for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Corporate owned life insurance held in grantor trust	4,210	2,738
Interest rate swap agreements (1)	2,605	2,139
Prepaid software licensing	1,173	1,402
Deposits	1,194	272
Cash surrender value of officers’ life insurance	358	375
Other	46	72
	9,586	6,998
(1)Refer to Note 22 for additional information regarding the fair value of interest rate swap agreements.